OUTSTANDING WARRANT LIABILITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
January 2011 Warrants
Black-Scholes Option Pricing Model Assumptions to Estimate Fair Value of Warrants

The Company estimated the fair value of the warrants using the Black-Scholes model on the September 30, 2012 and December 31, 2011 reporting dates using the following assumptions:

	September 30,	December 31,
	2012	2011
Annual dividend yield	-	-
Expected life (years) of	3.30	4.05
Risk-free interest rate	0.62%	0.83%
Expected volatility	121%	109%

The Company issued 428,571 warrants to purchase common stock in connection with the Stock Purchase Agreement entered into on January 19, 2011 with Lincoln Park Capital, LLC (see note 9). These warrants are accounted for as a liability under ASC 815. The Company assesses the fair value of the warrants quarterly based on the Black-Scholes pricing model. See below for variables used in assessing the fair value.

	December 31,	January 19,
	2011	2011
Annual dividend yield	-	-
Expected life (years)	4.05	5.0
Risk-free interest rate	0.83%	1.95%
Expected volatility	109%	105%

August and December 2007 Warrants
Black-Scholes Option Pricing Model Assumptions to Estimate Fair Value of Warrants

These common stock purchase warrants were initially issued in connection with two private offerings in August 2007 and December 2007. These common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants using the Black-Scholes option pricing model using the following assumptions:

	September 30,	December 31,
	2012	2011
Annual dividend yield	-	-
Expected life (years)	.25	1.0
Risk-free interest rate	.17%	0.12%
Expected volatility	72%	95%

These common stock purchase warrants were initially issued in connection with two private offerings, our August 2007 issuance of 689,655 shares of common stock and our December 2007 issuance of 5,740,741 shares of common stock. The common stock purchase warrants were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. The warrants do not qualify for hedge accounting, and as such, all future changes in the fair value of these warrants will be recognized currently in earnings until such time as the warrants are exercised or expire. These common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants using the Black-Scholes option pricing model using the following assumptions:

	December 31,	December 31,
	2011	2010
Annual dividend yield	-	-
Expected life (years) of December 2007 issuance	1.0	2.0
Risk-free interest rate	0.12%	0.61%
Expected volatility of December 2007 issuance	95%	125%